Leases (Details) - Schedule of Profit or Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit or Loss [Abstract]
Interest on lease liabilities			$ 48,363	$ 42,130	$ 48,171
Depreciation charge of right-of-use assets	$ 358,474	$ 385,376	743,956	871,157	784,029
Expense relating to short-term leases			42,931	157,264	330,400
Loss on lease modifications				65,406
Total amount recognized in profit or loss			$ 835,250	$ 1,135,957	$ 1,162,600